NOTE 7. LOSS BEFORE INCOME TAX	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 7. LOSS BEFORE INCOME TAX

NOTE 7. LOSS BEFORE INCOME TAX

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Employee benefit expenses:
- Wages and salaries	1,482,072	3,352,495	2,752,041
- Defined contribution superannuation plan expenses	83,441	255,708	150,114
- Less: Labor cost allocated to development projects	(133,702)	(289,126)	(716,115)
	1,431,811	3,319,077	2,186,040
- Executive directors' remuneration	722,157	683,944	-
- Non-executive directors' remuneration	58,675	31,357	67,371
	780,832	715,301	67,371
Total employee benefit expenses	2,212,643	4,034,378	2,253,411

Depreciation and amortization of non-current assets:
- Leasehold improvements	10,385	44,698	310,370
- Office furniture and equipment	179,140	504,447	115,123
- Motor vehicles	-	18,757	9,813
- Machinery	172,982	-	-
- Right of use assets	299,981	488,520	-
- Intangible assets	1,416,274	2,118,362	1,594,067
Total depreciation and amortization	2,078,762	3,174,784	2,029,373

Other Expenses:
Allowances for bad debts	58,932	11,052	124,528
Rental expense on operating lease	126,382	637,321	674,112
Provision for inventory obsolescence	(17,671)	799,871	100,000
Audit and review of financial statements:
- statutory audit of the Group in Australia	25,000	55,157	62,794
- statutory audit of the Group in USA	76,780	435,899	-
- auditors of the subsidiaries in Hong Kong and China	-	14,246	9,175
- audit for other reporting purposes	18,822	-	69,110
Total audit and review fees	120,602	505,302	141,079